AFBA 5Star Fund, Inc.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                               AFBA Small Cap Fund
                           AFBA 5Star USA Global Fund

                    Supplement dated October 24, 2003 to the:

                     Advisory Series Prospectus relating to
                          Class A, Class B and Class C
                       Shares dated July 31, 2003 and the
 Institutional Series Prospectus Relating to Class I Shares dated July 31, 2003

The information in this Supplement, updates the corresponding information in, and should be read in conjunction with the Prospectuses.


         Effective November 10, 2003, under the "By Wire" section on pages 40 and 41 of the Advisory Series Prospectus and pages 28 and 29 of the Institutional Series Prospectus is deleted and replaced with the following:

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BY PHONE                HOW TO OPEN AN        HOW TO ADD TO AN     HOW TO SELL SHARES           HOW TO
                        ACCOUNT               ACCOUNT                                           EXCHANGE
                                                                                                SHARES
----------------------- --------------------- -------------------- ---------------------------- -------------
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PNC Bank                Call us first to      Wire share           Redemption proceeds          Not
Pittsburgh, PA          get an account        purchases ($500      ($1,000 minimum) may be      applicable.
ABA # 031000053         number.  We will      minimum) should      wired to your
Account Number:         require information   include the names    pre-designated bank
8606905871              such as your Social   of each account      account.  A $10 fee will
FFC: Name of Specific   Security or           owner, your          be deducted. If we receive
AFBA 5Star Fund         Taxpayer              account number and   your written request
FBO: "Shareholder       Identification        the AFBA 5Star       before 4:00 P.M. (Eastern
name and new account    Number, the amount    Fund in which you    Time) we will normally
number"                 being wired ($500     are purchasing       wire funds the following
                        minimum), and the     shares.  You         business day.  If we
                        name and telephone    should notify us     receive your written
                        number of the         by telephone that    request after 4:00 P.M.
                        wiring bank. Then     you have sent a      (Eastern Time), we will
                        tell your bank to     wire purchase        normally wire funds on the
                        wire the amount.      order to PNC Bank.   second business day.
                        You must send us a                         Contact your bank about
                        completed                                  the time of receipt and
                        application as soon                        availability. If you
                        as possible or your                        request redemption checks
                        account                                    to be sent via overnight
                        registration will                          mail, you may be required
                        be delayed.                                to pay a $10 fee that will
                                                                   be deducted directly from
                                                                   your redemption proceeds.
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               Please retain this supplement for future reference